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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number:

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Temasek Holdings (Private) Limited

Address: 60B Orchard Road #06-18 Tower 2
         The Atrium@Orchard
         Singapore 238891



Form 13F File Number: 28-13088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lena Chia Yue Joo

Title:   Authorized Signatory

Phone:   +65 6828 6968


Signature, Place, and Date of Signing:

   /s/ Lena Chia Yue Joo             Singapore                May 14, 2013
___________________________   ________________________   ______________________

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

             Number of Other Included Managers:       17
             Form 13F Information Table Entry Total:  24
             Form 13F Information Table Value Total:  3,466,255
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.  Form 13F File Number  Name

    1.   28-13096              Baytree Investments (Mauritius) Pte Ltd

    2.   28-15199              Coral Investments Pte Ltd

    3.   28-15196              Dahlia Investments Pte. Ltd.

    4.   28-14160              Dunearn Investments (Mauritius) Pte Ltd

    5.   28-15193              Fullerton Fund Investments Pte Ltd

    6.   28-15197              Havelock Fund Investments Pte Ltd

    7.   28-14164              Marina Capital Pte. Ltd.

    8.   28-14158              Northbrooks Investments (Mauritius) Pte Ltd

    9.   28-15201              SeaTown GP Pte. Ltd.

    10.  28-15198              SeaTown Holdings International Pte. Ltd.

    11.  28-14162              SeaTown Holdings Pte. Ltd.

    12.  28-13095              Seletar Investments Pte Ltd

    13.  28-15194              Sennett Investments (Mauritius) Pte Ltd

    14.  28-14803              Sherwood Investments Pte Ltd

    15.  28-13090              Temasek Capital (Private) Limited

    16.  28-14163              Tembusu Capital Pte. Ltd.

    17.  28-15195              Thomson Capital Pte. Ltd.

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                          FORM 13F INFORMATION TABLE

COLUMN 1                 COLUMN 2  COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6      COLUMN 7           COLUMN 8
--------                 --------- --------- --------- ------------------- ---------- -------------- ----------------------
                                                                                                        VOTING AUTHORITY
                         TITLE OF             VALUE     SHRS OR   SH/ PUT/ INVESTMENT     OTHER      ----------------------
NAME OF ISSUER            CLASS     CUSIP    (X$1000)   PRN AMT   PRN CALL DISCRETION    MANAGERS       SOLE    SHARED NONE
------------------------ --------- --------- --------- ---------- --- ---- ---------- -------------- ---------- ------ ----
AGRIUM INC                  COM    008916108     8,052     82,586 SH        DEFINED   2,7,9,10,11,16     82,586
AIR PRODS & CHEMS INC       COM    009158106   109,277  1,254,330 SH        DEFINED     4,8,12,15     1,254,330
AMYRIS INC                  COM    03236M101    31,889 10,353,478 SH        DEFINED                  10,353,478
APPLE INC                   COM    037833100    16,954     38,300 SH        DEFINED   2,7,9,10,11,16     38,300
BAIDU INC                SPON ADR                                                     1,2,4,7,9,10,
                           REP A   056752108    84,486    963,350 SH        DEFINED    11,12,15,16      963,350
CF INDS HLDGS INC           COM    125269100     8,567     45,000 SH        DEFINED   2,7,9,10,11,16     45,000
CHENIERE ENERGY INC       COM NEW  16411R208   256,858  9,173,487 SH        DEFINED        5,6        9,173,487
CHENIERE ENERGY
  PARTNERS LP            COM UNIT  16411Q101    10,127    370,000 SH        DEFINED   2,7,9,10,11,16    370,000
CLEAN ENERGY FUELS CORP                                                               1,2,4,7,9,10,
                            COM    184499101    17,434  1,341,090 SH        DEFINED    11,12,15,16    1,341,090
COACH INC                   COM    189754104    29,994    600,000 SH        DEFINED   2,7,9,10,11,16    600,000
EXPEDITORS INTL WASH INC    COM    302130109    61,276  1,714,981 SH        DEFINED     4,8,12,15     1,714,981
FACEBOOK INC               CL A    30303M102   110,122  4,305,000 SH        DEFINED     4,12,13,15    4,305,000
INTREPID POTASH INC         COM    46121Y102     5,852    311,955 SH        DEFINED   2,7,9,10,11,16    311,955
ISOFTSTONE HLDGS LTD     SPONSORED
                            ADS    46489B108     7,523  1,538,461 SH        DEFINED      4,12,15      1,538,461
LEVEL 3 COMMUNICATIONS
  INC                     COM NEW  52729N308 1,126,066 55,498,593 SH        DEFINED                  55,498,593
MELCO CROWN ENTMT LTD       ADR    585464100     5,074    217,322 SH        DEFINED   2,7,9,10,11,16    217,322
MONSANTO CO NEW             COM    61166W101    58,512    553,930 SH        DEFINED   2,7,9,10,11,16    553,930
MOSAIC CO NEW                                                                         2,4,7,8,9,10,
                            COM    61945C103 1,157,459 19,417,191 SH        DEFINED   11,12,14,15,16 19,417,191
PEABODY ENERGY CORP         COM    704549104    13,955    659,800 SH        DEFINED     4,8,12,15       659,800
PETROLEO BRASILEIRO SA    SP ADR
  PETRO                   NON VTG  71654V101    59,734  3,291,131 SH        DEFINED     1,4,12,15     3,291,131
POTASH CORP SASK INC        COM    73755L107    28,456    725,000 SH        DEFINED   2,7,9,10,11,16    725,000
SEADRILL LIMITED            SHS    G7945E105    15,628    420,000 SH        DEFINED   2,7,9,10,11,16    420,000
TURQUOISE HILL RES LTD      COM    900435108   232,820 36,606,942 SH        DEFINED      3,16,17     36,606,942
YY INC                      ADS
                          REPCOM
                            CLA    98426T106    10,140    600,000 SH        DEFINED     1,4,12,15       600,000

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